Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Rental expenses	$ 1,429	$ 1,539	$ 1,687